UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21614

Eaton Vance Enhanced Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Enhanced Equity Income Fund (EOI)

Semiannual Report

March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), you may elect to receive shareholder reports and other communications from the Fund electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund currently distributes monthly cash distributions equal to $0.0898 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2020

Eaton Vance

Enhanced Equity Income Fund

Table of Contents

Performance	2

Fund Profile	2

Fund Snapshot	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Officers and Trustees	18

Important Notices	19

Eaton Vance

Enhanced Equity Income Fund

March 31, 2020

Performance1

Portfolio Managers Michael A. Allison, CFA and G.R. Nelson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	10/29/2004	–12.11%	–7.65%	4.79%	7.66%
Fund at Market Price	—	–17.03	–9.30	5.19	7.07
S&P 500® Index	—	–12.31%	–6.98%	6.72%	10.52%
Cboe S&P 500 BuyWrite IndexSM	—	–18.85	–15.73	1.42	4.28

% Premium/Discount to NAV[2]
					–5.09%

Distributions[3]
Total Distributions per share for the period					$0.539
Distribution Rate at NAV					8.45%
Distribution Rate at Market Price					8.90%

Fund Profile

Sector Allocation (% of total investments)4

Top 10 Holdings (% of total investments)4

Microsoft Corp.	7.0%

Apple, Inc.	5.1

Amazon.com, Inc.	4.9

Intel Corp.	2.9

Visa, Inc., Class A	2.8

Vertex Pharmaceuticals, Inc.	2.7

Verizon Communications, Inc.	2.7

Procter & Gamble Co. (The)	2.5

Bank of America Corp.	2.5

JPMorgan Chase & Co.	2.5

Total	35.6%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Enhanced Equity Income Fund

March 31, 2020

Fund Snapshot

Objective	The primary investment objective is to provide current income, with a secondary objective of capital appreciation.

Strategy	The Fund invests in a portfolio of primarily large- and mid-cap securities that the investment adviser believes have above-average growth and financial strength and writes call options on individual securities to generate current earnings from the option premium.

Options Strategy	Write Single Stock Covered Calls
Equity Benchmark[1]	S&P 500® Index
Morningstar Category	Option Writing
Distribution Frequency	Monthly

Common Stock Portfolio

Positions Held	51

% US / Non-US	100.0/0.0
Average Market Cap	$310.7 Billion

Call Options Written

% of Stock Portfolio	49%
Average Days to Expiration	26 days

% Out of the Money	23.9%

The following terms as used in the Fund snapshot:

Average Market Cap: An indicator of the size of the companies in which the Fund invests and is the sum of each security’s weight in the portfolio multiplied by its market cap. Market cap is determined by multiplying the price of a share of a company’s common stock by the number of shares outstanding.

Call Option: For a call option on a security, the option buyer has the right to purchase, and the option seller (or writer) has the obligation to sell, a specified security at a specified price (exercise price or strike price) on or before a specified date (option expiration date). The buyer of a call option makes a cash payment (premium) to the seller (writer) of the option upon entering into the option contract.

Covered Call Strategy: A strategy of owning a portfolio of common stocks and writing call options on all or a portion of such stocks to generate current earnings from option premium.

Out of the Money: For a call option on a common stock, the extent to which the exercise price of the option exceeds the current price of the stock.

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Enhanced Equity Income Fund

March 31, 2020

Endnotes and Additional Disclosures

[1]

S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Cboe S&P 500 BuyWrite IndexSM measures the performance of a hypothetical buy-write strategy on the S&P 500® Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. As of 03/31/2020, distributions included estimates of return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. In recent years, a significant portion of the Fund’s distributions has been characterized as a return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[4]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund snapshot and profile subject to change due to active management.
Important Notice to Shareholders
Effective December 1, 2019, the Fund is managed by Michael A. Allison and G.R. Nelson.

4

Eaton Vance

Enhanced Equity Income Fund

March 31, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 98.4%(1)
Security	Shares	Value

Banks — 6.1%

Bank of America Corp.	602,909	$12,799,758

JPMorgan Chase & Co.	141,172	12,709,715

PNC Financial Services Group, Inc. (The)	51,336	4,913,882

		$30,423,355

Beverages — 1.8%

PepsiCo, Inc.	74,291	$8,922,349

		$8,922,349

Biotechnology — 4.1%

Gilead Sciences, Inc.	90,819	$6,789,628

Vertex Pharmaceuticals, Inc.(2)	58,466	13,911,985

		$20,701,613

Capital Markets — 1.4%

Goldman Sachs Group, Inc. (The)	45,632	$7,054,251

		$7,054,251

Commercial Services & Supplies — 1.5%

Waste Management, Inc.	81,281	$7,523,369

		$7,523,369

Communications Equipment — 1.6%

Cisco Systems, Inc.	207,069	$8,139,882

		$8,139,882

Consumer Finance — 1.7%

American Express Co.	98,392	$8,423,339

		$8,423,339

Diversified Telecommunication Services — 2.7%

Verizon Communications, Inc.	256,677	$13,791,255

		$13,791,255

Electric Utilities — 2.1%

NextEra Energy, Inc.	43,110	$10,373,128

		$10,373,128

Security	Shares	Value

Electrical Equipment — 2.0%

Eaton Corp. PLC	126,913	$9,859,871

		$9,859,871

Entertainment — 2.2%

Walt Disney Co. (The)	111,937	$10,813,114

		$10,813,114

Equity Real Estate Investment Trusts (REITs) — 2.4%

American Tower Corp.	29,945	$6,520,524

AvalonBay Communities, Inc.	38,501	5,666,192

		$12,186,716

Food Products — 1.9%

Mondelez International, Inc., Class A	185,378	$9,283,730

		$9,283,730

Health Care Equipment & Supplies — 4.8%

Abbott Laboratories	158,283	$12,490,112

Danaher Corp.	85,559	11,842,221

		$24,332,333

Health Care Providers & Services — 1.6%

UnitedHealth Group, Inc.	32,305	$8,056,221

		$8,056,221

Hotels, Restaurants & Leisure — 1.2%

Starbucks Corp.	93,368	$6,138,012

		$6,138,012

Household Durables — 0.8%

D.R. Horton, Inc.	110,534	$3,758,156

		$3,758,156

Household Products — 2.6%

Procter & Gamble Co. (The)	116,996	$12,869,560

		$12,869,560

Insurance — 2.1%

Progressive Corp. (The)	142,718	$10,538,297

		$10,538,297

5	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Interactive Media & Services — 3.5%

Alphabet, Inc., Class C(2)	7,129	$8,289,673

Facebook, Inc., Class A(2)	55,614	9,276,415

		$17,566,088

Internet & Direct Marketing Retail — 4.9%

Amazon.com, Inc.(2)	12,594	$24,554,774

		$24,554,774

IT Services — 6.0%

Accenture PLC, Class A	67,020	$10,941,685

GoDaddy, Inc., Class A(2)	88,411	5,049,153

Visa, Inc., Class A	86,985	14,015,023

		$30,005,861

Machinery — 2.2%

Caterpillar, Inc.	94,114	$10,920,989

		$10,920,989

Metals & Mining — 2.3%

Franco-Nevada Corp.	63,453	$6,314,843

Rio Tinto PLC ADR	117,984	5,375,351

		$11,690,194

Multi-Utilities — 1.2%

Sempra Energy	55,134	$6,229,591

		$6,229,591

Oil, Gas & Consumable Fuels — 2.6%

Chevron Corp.	75,389	$5,462,687

ConocoPhillips	84,132	2,591,265

EOG Resources, Inc.	75,577	2,714,726

Phillips 66	45,632	2,448,157

		$13,216,835

Pharmaceuticals — 5.0%

Bristol-Myers Squibb Co.	162,561	$9,061,150

Sanofi	95,541	8,271,442

Zoetis, Inc.	67,021	7,887,702

		$25,220,294

Security	Shares	Value

Road & Rail — 1.9%

CSX Corp.	165,413	$9,478,165

		$9,478,165

Semiconductors & Semiconductor Equipment — 4.8%

Intel Corp.	270,655	$14,647,849

Texas Instruments, Inc.	96,967	9,689,912

		$24,337,761

Software — 8.7%

Intuit, Inc.	35,650	$8,199,500

Microsoft Corp.	225,305	35,532,851

		$43,732,351

Specialty Retail — 2.3%

Best Buy Co., Inc.	58,465	$3,332,505

Lowe’s Cos., Inc.	95,541	8,221,303

		$11,553,808

Technology Hardware, Storage & Peripherals — 5.1%

Apple, Inc.	101,244	$25,745,337

		$25,745,337

Textiles, Apparel & Luxury Goods — 1.9%

NIKE, Inc., Class B	112,653	$9,320,909

		$9,320,909

Tobacco — 1.4%

Altria Group, Inc.	181,099	$7,003,098

		$7,003,098

Total Common Stocks (identified cost $403,842,972)		$493,764,606

6	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.5%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.69%(3)	12,519,580	$12,514,572

Total Short-Term Investments (identified cost $12,518,720)		$12,514,572

Total Investments — 100.9% (identified cost $416,361,692)		$506,279,178

Total Written Covered Call Options — (0.9)% (premiums received $5,210,395)		$(4,352,868)

Other Assets, Less Liabilities — 0.0%(4)		$24,098

Net Assets — 100.0%		$501,950,408

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at March 31, 2020 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2020.

(4)	Amount is less than 0.05%.

Written Covered Call Options — (0.9)%

Exchange-Traded Options — (0.9)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Abbott Laboratories	790	$6,233,890	$83	5/15/20	$(288,350)

Accenture PLC, Class A	275	4,489,650	220	4/3/20	(20,625)

Accenture PLC, Class A	60	979,560	185	5/15/20	(22,050)

Alphabet, Inc., Class C	35	4,069,835	1,480	4/17/20	(2,625)

Altria Group, Inc.	905	3,499,635	40	5/15/20	(160,185)

Amazon.com, Inc.	60	11,698,320	2,050	4/24/20	(263,400)

American Express Co.	490	4,194,890	110	5/15/20	(44,345)

American Tower Corp.	150	3,266,250	270	4/17/20	(1,125)

Apple, Inc.	510	12,968,790	280	4/24/20	(153,000)

AvalonBay Communities, Inc.	190	2,796,230	200	4/17/20	(11,400)

Bank of America Corp.	2,815	5,976,245	36	4/17/20	(4,222)

Best Buy Co., Inc.	290	1,653,000	88	4/17/20	(2,175)

Bristol-Myers Squibb Co.	820	4,570,680	70	4/17/20	(1,230)

Caterpillar, Inc.	470	5,453,880	125	5/15/20	(169,200)

Chevron Corp.	375	2,717,250	80	5/15/20	(121,688)

Cisco Systems, Inc.	1,035	4,068,585	43	5/15/20	(124,200)

ConocoPhillips	420	1,293,600	55	4/17/20	(840)

CSX Corp.	825	4,727,250	63	5/15/20	(168,300)

D.R. Horton, Inc.	550	1,870,000	40	4/24/20	(134,750)

Danaher Corp.	425	5,882,425	165	4/17/20	(13,813)

Eaton Corp. PLC	645	5,011,005	105	4/17/20	(6,450)

EOG Resources, Inc.	375	1,347,000	70	4/17/20	(4,687)

Facebook, Inc., Class A	275	4,587,000	190	5/15/20	(73,150)

Franco-Nevada Corp.	315	3,134,880	115	5/15/20	(96,075)

Gilead Sciences, Inc.	450	3,364,200	83	5/15/20	(210,375)

7	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Written Covered Call Options — (0.9)% (continued)

Exchange-Traded Options — (0.9)% (continued)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

GoDaddy, Inc., Class A	445	$2,541,395	$85	5/15/20	$(5,562)

Goldman Sachs Group, Inc. (The)	225	3,478,275	225	4/17/20	(900)

Intel Corp.	1,350	7,306,200	55	4/24/20	(385,425)

Intuit, Inc.	175	4,025,000	290	4/17/20	(20,563)

JPMorgan Chase & Co.	705	6,347,115	128	4/9/20	(4,230)

Lowe’s Cos., Inc.	475	4,087,375	120	4/17/20	(5,225)

Microsoft Corp.	1,125	17,742,375	165	4/24/20	(579,375)

Mondelez International, Inc., Class A	925	4,632,400	53	5/15/20	(116,550)

NextEra Energy, Inc.	220	5,293,640	280	4/17/20	(9,900)

NIKE, Inc., Class B	560	4,633,440	100	4/17/20	(7,000)

PepsiCo, Inc.	370	4,443,700	140	4/17/20	(7,215)

Phillips 66	225	1,207,125	63	5/15/20	(36,000)

PNC Financial Services Group, Inc. (The)	260	2,488,720	160	4/3/20	(130)

Procter & Gamble Co. (The)	530	5,830,000	125	4/17/20	(53,000)

Progressive Corp. (The)	710	5,242,640	80	5/15/20	(152,650)

Rio Tinto PLC ADR	585	2,665,260	43	5/15/20	(312,975)

Sempra Energy	275	3,107,225	150	4/17/20	(7,563)

Starbucks Corp.	465	3,056,910	73	4/17/20	(53,475)

Texas Instruments, Inc.	485	4,846,605	140	4/17/20	(3,637)

UnitedHealth Group, Inc.	160	3,990,080	300	4/17/20	(5,840)

Verizon Communications, Inc.	1,280	6,877,440	58	4/17/20	(32,640)

Vertex Pharmaceuticals, Inc.	290	6,900,550	245	4/24/20	(211,700)

Visa, Inc., Class A	430	6,928,160	170	4/24/20	(215,000)

Walt Disney Co. (The)	510	4,926,600	130	4/3/20	(765)

Waste Management, Inc.	405	3,748,680	115	5/15/20	(11,138)

Zoetis, Inc.	340	4,001,460	140	4/17/20	(16,150)

Total					$(4,352,868)

Abbreviations:

ADR	–	American Depositary Receipt

8	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2020

Unaffiliated investments, at value (identified cost, $403,842,972)	$493,764,606

Affiliated investment, at value (identified cost, $12,518,720)	12,514,572

Dividends receivable	648,045

Dividends receivable from affiliated investment	9,988

Receivable for premiums on written options	117,012

Total assets	$507,054,223

Liabilities

Written options outstanding, at value (premiums received, $5,210,395)	$4,352,868

Payable for closed written options	3,818

Payable to affiliates:

Investment adviser fee	435,931

Accrued expenses	311,198

Total liabilities	$5,103,815

Net Assets	$501,950,408

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 39,323,898 shares issued and outstanding	$393,239

Additional paid-in capital	436,825,977

Distributable earnings	64,731,192

Net Assets	$501,950,408

Net Asset Value

($501,950,408 ÷ 39,323,898 common shares issued and outstanding)	$12.76

9	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2020

Dividends (net of foreign taxes, $2,379)	$6,228,937

Dividends from affiliated investment	69,509

Total investment income	$6,298,446

Expenses

Investment adviser fee	$2,994,675

Trustees’ fees and expenses	15,648

Custodian fee	101,245

Transfer and dividend disbursing agent fees	9,602

Legal and accounting services	43,393

Printing and postage	111,367

Miscellaneous	31,870

Total expenses	$3,307,800

Net investment income	$2,990,646

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$11,052,420

Investment transactions — affiliated investment	(1,087)

Written options	(7,115,601)

Foreign currency transactions	38,817

Net realized gain	$3,974,549

Change in unrealized appreciation (depreciation) —

Investments	$(76,193,443)

Investments — affiliated investment	(4,206)

Written options	175,838

Net change in unrealized appreciation (depreciation)	$(76,021,811)

Net realized and unrealized loss	$(72,047,262)

Net decrease in net assets from operations	$(69,056,616)

10	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

From operations —

Net investment income	$2,990,646	$3,990,933

Net realized gain	3,974,549	37,076,068

Net change in unrealized appreciation (depreciation)	(76,021,811)	(31,349,784)

Net increase (decrease) in net assets from operations	$(69,056,616)	$9,717,217

Distributions to shareholders	$(21,174,034)*	$(41,875,064)

Capital share transactions —

Proceeds from shelf offering, net of offering costs (see Note 5)	$701,424	$19,735

Reinvestment of distributions	466,794	262,914

Net increase in net assets from capital share transactions	$1,168,218	$282,649

Net decrease in net assets	$(89,062,432)	$(31,875,198)

Net Assets

At beginning of period	$591,012,840	$622,888,038

At end of period	$501,950,408	$591,012,840

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

11	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2020

Financial Highlights

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$15.060		$15.880	$14.470	$13.570	$13.400	$14.600

Income (Loss) From Operations

Net investment income(1)	$0.076		$0.102	$0.091	$0.113	$0.136	$0.233

Net realized and unrealized gain (loss)	(1.837)		0.145	2.356	1.824	1.071	(0.396)

Total income (loss) from operations	$(1.761)		$0.247	$2.447	$1.937	$1.207	$(0.163)

Less Distributions

From net investment income	$(0.539	)*	$(0.100)	$(0.089)	$(0.103)	$(0.111)	$(0.235)

From net realized gain	—		(0.967)	(0.848)	(0.123)	—	(0.624)

Tax return of capital	—		—	(0.100)	(0.811)	(0.926)	(0.178)

Total distributions	$(0.539)		$(1.067)	$(1.037)	$(1.037)	$(1.037)	$(1.037)

Premium from common shares sold through shelf offering (see Note 5)(1)	$0.000	(2)	$0.000 (2)	$—	$—	$—	$—

Net asset value — End of period	$12.760		$15.060	$15.880	$14.470	$13.570	$13.400

Market value — End of period	$12.110		$15.140	$16.010	$14.020	$12.650	$11.890

Total Investment Return on Net Asset Value(3)	(12.11	)%(4)	2.11%	17.69%	15.36%	9.74%	(0.86)%

Total Investment Return on Market Value(3)	(17.03	)%(4)	1.81%	22.46%	19.89%	15.29%	(6.39)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$501,950		$591,013	$622,888	$566,770	$531,745	$525,002

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.11	%(6)	1.11%	1.11%	1.11%	1.12%	1.11%

Net investment income	1.00	%(6)	0.69%	0.60%	0.81%	1.00%	1.59%

Portfolio Turnover	27	%(4)	55%	46%	76%	82%	72%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

*	A portion of the distributions may be deemed from net realized gain or a tax return of capital at year-end. See Note 2.

12	See Notes to Financial Statements.

Eaton Vance

Enhanced Equity Income Fund

March 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Enhanced Equity Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income, with a secondary objective of capital appreciation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net

13

Eaton Vance

Enhanced Equity Income Fund

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

I  Interim Financial Statements — The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

Subject to its Managed Distribution Plan, the Fund makes monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended March 31, 2020, the amount of distributions estimated to be a tax return of capital was approximately $18,599,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

At September 30, 2019, the Fund had a net capital loss of $11,366,457 attributable to security transactions incurred after October 31, 2018 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2020.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$411,619,822

Gross unrealized appreciation	$130,144,295

Gross unrealized depreciation	(39,837,807)

Net unrealized appreciation	$90,306,488

14

Eaton Vance

Enhanced Equity Income Fund

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. For the six months ended March 31, 2020, the Fund’s investment adviser fee amounted to $2,994,675. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $155,867,103 and $181,750,296, respectively, for the six months ended March 31, 2020.

5  Common Shares of Beneficial Interest and Shelf Offering

Common shares issued by the Fund pursuant to its dividend reinvestment plan for the six months ended March 31, 2020 and the year ended September 30, 2019 were 29,982 and 17,525, respectively.

Pursuant to a registration statement filed with and declared effective on April 11, 2019 by the SEC, the Fund is authorized to issue up to an additional 2,942,268 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Fund, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Fund’s net asset value per common share. During the six months ended March 31, 2020 and the year ended September 30, 2019, the Fund sold 44,845 and 1,300 common shares, respectively, and received proceeds (net of offering costs) of $701,424 and $19,735, respectively, through its shelf offering. The net proceeds in excess of the net asset value of the shares sold were $7,960 for the six months ended March 31, 2020 and $266 for the year ended September 30, 2019. Offering costs (other than the applicable sales commissions) incurred in connection with the shelf offering were borne directly by EVM. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, is the distributor of the Fund’s shares and is entitled to receive a sales commission from the Fund of 1.00% of the gross sales price per share, a portion of which is re-allowed to sales agents. The Fund was informed that the sales commissions retained by EVD during the six months ended March 31, 2020 and the year ended September 30, 2019 were $1,417 and $40, respectively.

In August 2012, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended March 31, 2020 and the year ended September 30, 2019.

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2020 is included in the Portfolio of Investments. At March 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

15

Eaton Vance

Enhanced Equity Income Fund

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at March 31, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Written options	$—	$(4,352,868)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended March 31, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Written options	$(7,115,601)	$175,838

(1)	Statement of Operations location: Net realized gain (loss) — Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) — Written options.

The average number of written options contracts outstanding during the six months ended March 31, 2020, which is indicative of the volume of this derivative type, was 29,044 contracts.

7  Investments in Affiliated Funds

At March 31, 2020, the value of the Fund’s investment in affiliated funds was $12,514,572, which represents 2.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended March 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$8,446,224	$86,400,913	$(82,327,272)	$(1,087)	$(4,206)	$12,514,572	$69,509	12,519,580

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

16

Eaton Vance

Enhanced Equity Income Fund

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$42,170,457	$—		$—	$42,170,457

Consumer Discretionary	55,325,659	—		—	55,325,659

Consumer Staples	38,078,737	—		—	38,078,737

Energy	13,216,835	—		—	13,216,835

Financials	56,439,242	—		—	56,439,242

Health Care	70,039,019	8,271,442		—	78,310,461

Industrials	37,782,394	—		—	37,782,394

Information Technology	131,961,192	—		—	131,961,192

Materials	11,690,194	—		—	11,690,194

Real Estate	12,186,716	—		—	12,186,716

Utilities	16,602,719	—		—	16,602,719

Total Common Stocks	$485,493,164	$8,271,442	*	$—	$493,764,606

Short-Term Investments	$—	$12,514,572		$—	$12,514,572

Total Investments	$485,493,164	$20,786,014		$—	$506,279,178

Liability Description

Written Covered Call Options	$(4,352,868)	$—		$—	$(4,352,868)

Total	$(4,352,868)	$—		$—	$(4,352,868)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

9   Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

17

Eaton Vance

Enhanced Equity Income Fund

March 31, 2020

Officers and Trustees

Officers

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

18

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

19

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7740    3.31.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not required in this filing.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 26, 2020

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 26, 2020